VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		Communication Services: 17.1%
29,823	(1)	Alphabet, Inc. - Class A	$82,948,201	4.5
29,974	(1)	Alphabet, Inc. - Class C	83,717,082	4.6
5,531	(1),(2)	Epic Games, Inc.	4,766,063	0.2
117,590	(1)	Match Group, Inc.	12,786,737	0.7
216,385	(1)	Meta Platforms, Inc.	48,115,369	2.6
60,992	(1)	NetFlix, Inc.	22,846,993	1.3
145,833	(1),(3)	ROBLOX Corp.	6,743,318	0.4
139,048	(1)	Sea Ltd. ADR	16,656,560	0.9
632,373	(1)	Snap, Inc.	22,759,104	1.2
88,469	(1)	Spotify Technology SA	13,360,588	0.7
			314,700,015	17.1

		Consumer Discretionary: 26.1%
49,520	(1)	Airbnb, Inc.	8,505,555	0.5
65,728	(1)	Amazon.com, Inc.	214,269,994	11.7
5,755	(1)	Booking Holdings, Inc.	13,515,330	0.7
21,708	(1)	Carvana Co.	2,589,547	0.1
11,944	(1)	Chipotle Mexican Grill, Inc.	18,895,766	1.0
289,187	(1)	Coupang, Inc.	5,112,826	0.3
107,673	(1)	DoorDash, Inc.	12,618,199	0.7
64,216	(1)	Expedia Group, Inc.	12,565,145	0.7
60,905		Ferrari NV	13,282,771	0.7
236,573	(1)	Las Vegas Sands Corp.	9,195,593	0.5
47,104	(1)	Lululemon Athletica, Inc.	17,203,794	0.9
259,932	(1)	Peloton Interactive, Inc.	6,867,403	0.4
90,525	(1),(3)	Rivian Automotive, Inc.	4,547,976	0.2
1,333,316	(1),(4)	Rivian Automotive, Inc. Lockup Shares	64,976,222	3.6
269,265		Ross Stores, Inc.	24,357,712	1.3
36,796	(1)	Tesla, Inc.	39,651,370	2.2
128,106	(1)	Wynn Resorts Ltd.	10,215,172	0.6
			478,370,375	26.1

		Financials: 0.8%
1,669,750	(1),(2),(4)	Ant International Co., Limited- Class C	4,758,788	0.2
12,749	(1),(2),(4)	Maplebear, Inc., dba Instacart	1,223,904	0.1
666	(1),(2),(4)	Maplebear, Inc., dba Instacart - Non-Voting	63,936	0.0
9,189		MarketAxess Holdings, Inc.	3,126,098	0.2
379,590	(1),(3)	SoFi Technologies, Inc.	3,587,125	0.2
18,940		Tradeweb Markets, Inc.	1,664,258	0.1
			14,424,109	0.8

		Health Care: 8.1%
25,816	(1)	Align Technology, Inc.	11,255,776	0.6
16,660	(1)	Argenx SE ADR	5,253,065	0.3
36,025		AstraZeneca PLC	4,777,371	0.2
252,133	(1)	Avantor, Inc.	8,527,138	0.5
39,071		Cigna Corp.	9,361,802	0.5
64,010		Eli Lilly & Co.	18,330,544	1.0
52,932		HCA Healthcare, Inc.	13,265,818	0.7
24,908		Humana, Inc.	10,839,214	0.6
17,300	(1)	Insulet Corp.	4,608,547	0.3
87,812	(1)	Intuitive Surgical, Inc.	26,491,124	1.4
68,703		Stryker Corp.	18,367,747	1.0
35,685		UnitedHealth Group, Inc.	18,198,279	1.0
			149,276,425	8.1

		Industrials: 4.1%
101,997	(1)	Airbus SE	12,307,890	0.7
353,868	(1),(4)	Aurora Innovation, Inc. Lockup Shares	1,918,778	0.1
10,261		Cintas Corp.	4,364,927	0.2
59,536		FedEx Corp.	13,776,035	0.7
40,669	(1)	Generac Holdings, Inc.	12,089,267	0.7
30,497		Roper Technologies, Inc.	14,401,598	0.8
110,669		TransUnion	11,436,535	0.6
22,800		Verisk Analytics, Inc.	4,893,564	0.3
			75,188,594	4.1

		Information Technology: 41.5%
199,416	(1)	Advanced Micro Devices, Inc.	21,804,145	1.2
794,542		Apple, Inc.	138,734,979	7.6
44,569		ASML Holding NV - NY Reg	29,768,972	1.6
45,518	(1)	Atlassian Corp. PLC	13,374,554	0.7
24,156	(1)	Bill.com Holdings, Inc.	5,478,339	0.3
181,578	(1)	Black Knight, Inc.	10,529,708	0.6
70,511	(1),(3)	Block, Inc.	9,778,655	0.5
28,100	(1)	Block, Inc. - USD	3,810,360	0.2
57,285	(1)	Ceridian HCM Holding, Inc.	3,916,003	0.2
59,418	(1)	Datadog, Inc.	9,000,044	0.5
175,100	(1)	Fiserv, Inc.	17,755,140	1.0
63,929		Global Payments, Inc.	8,748,044	0.5
17,420	(1),(3)	HashiCorp, Inc.	940,680	0.0
78,359		Intuit, Inc.	37,678,142	2.0
7,871	(1),(2),(4)	Magic Leap, Inc. - Class A	151,138	0.0
82,561		Mastercard, Inc. - Class A	29,505,650	1.6
677,068		Microsoft Corp.	208,746,835	11.4
7,152	(1),(3)	Monday.com Ltd.	1,130,517	0.1
28,887	(1)	MongoDB, Inc.	12,813,984	0.7
179,664		Nvidia Corp.	49,023,119	2.7
19,869	(1)	PayPal Holdings, Inc.	2,297,850	0.1
113,756	(1)	Salesforce.com, Inc.	24,152,674	1.3
214,800	(1),(3)	SentinelOne, Inc.	8,321,352	0.5
49,783	(1)	ServiceNow, Inc.	27,723,655	1.5
32,211	(1)	Snowflake, Inc. - Class A	7,380,506	0.4
51,440	(1),(2),(4)	Stripe, Inc. - Class B	2,112,641	0.1
34,015		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,546,404	0.2
41,608	(1)	Teledyne Technologies, Inc.	19,665,189	1.1
9,017	(1)	Toast, Inc.	195,939	0.0
138,952	(1)	Trade Desk, Inc./The	9,622,426	0.5
24,000	(1)	Twilio, Inc.	3,955,440	0.2
133,523	(1)	UiPath, Inc.	2,882,762	0.2
152,071		Visa, Inc. - Class A	33,724,786	1.8
7,124	(1)	Workday, Inc.	1,705,913	0.1

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
22,420	(1)	Zoom Video Communications, Inc.	$2,628,297	0.1
			762,604,842	41.5

	Total Common Stock
	(Cost $1,207,977,102)		1,794,564,360	97.7

PREFERRED STOCK: 0.8%
		Consumer Discretionary: 0.3%
38,487	(1),(2),(4)	Rappi, Inc. - Series E	2,183,368	0.1
37,201	(1),(2),(4)	Sila Nanotechnologies, Inc., Series F	1,159,555	0.1
18,931	(1),(2),(4)	Waymo LLC., Series A-2	1,736,389	0.1
			5,079,312	0.3

		Financials: 0.1%
1,855	(1),(2),(4)	Maplebear, Inc., dba Instacart - Series A	178,080	0.0
26,036	(1),(2),(4)	Maplebear, Inc., dba Instacart - Series G	2,499,456	0.1
			2,677,536	0.1

		Industrials: 0.4%
159,700	(1),(2),(4)	GM Cruise Holdings, LLC - Class F	4,208,095	0.2
132,943	(1),(2),(4)	Nuro, Inc. - Series C	2,771,292	0.2
			6,979,387	0.4

	Total Preferred Stock
	(Cost $11,475,728)		14,736,235	0.8

	Total Long-Term Investments
	(Cost $1,219,452,830)		1,809,300,595	98.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.2%
		Repurchase Agreements: 0.9%
4,140,183	(5)	Bank of America Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $4,140,217, collateralized by various U.S. Government Agency Obligations, 2.000%-4.000%, Market Value plus accrued interest $4,222,987, due 02/01/36-03/01/52)	4,140,183	0.2
4,140,200	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/22, 0.29%, due 04/01/22 (Repurchase Amount $4,140,233, collateralized by various U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $4,223,004, due 04/25/22-12/20/71)	4,140,200	0.2
2,107,592	(5)	Deutsche Bank Securities Inc., Repurchase Agreement dated 03/31/22, 0.28%, due 04/01/22 (Repurchase Amount $2,107,608, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $2,149,744, due 04/07/22-11/15/51)	2,107,592	0.1
4,140,183	(5)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $4,140,217, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $4,222,987, due 04/26/22-03/20/52)	4,140,183	0.2
2,527,810	(5)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $2,527,833, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,578,368, due 01/15/25-02/15/51)	2,527,810	0.2

	Total Repurchase Agreements
	(Cost $17,055,968)		17,055,968	0.9

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.3%
258,000	(5),(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%	$258,000	0.0
258,000	(5),(6)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.250%	258,000	0.0
216,000	(5),(6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.230%	216,000	0.0
22,511,571	(6)	T. Rowe Price Government Reserve Fund, 0.290%	22,511,571	1.3
	Total Mutual Funds
	(Cost $23,243,571)		23,243,571	1.3

	Total Short-Term Investments
	(Cost $40,299,539)		40,299,539	2.2

	Total Investments in Securities (Cost $1,259,752,369)		$1,849,600,134	100.7
	Liabilities in Excess of Other Assets		(12,842,491)	(0.7)
	Net Assets		$1,836,757,643	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Security, or a portion of the security, is on loan.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2022, the Portfolio held restricted securities with a fair value of $89,941,642 or 4.9% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2022.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Common Stock
Communication Services	$309,933,952	$–	$4,766,063	$314,700,015
Consumer Discretionary	413,394,153	64,976,222	–	478,370,375
Financials	8,377,481	–	6,046,628	14,424,109
Health Care	144,499,054	4,777,371	–	149,276,425
Industrials	60,961,926	14,226,668	–	75,188,594
Information Technology	760,341,063	–	2,263,779	762,604,842
Total Common Stock	1,697,507,629	83,980,261	13,076,470	1,794,564,360
Preferred Stock	–	–	14,736,235	14,736,235
Short-Term Investments	23,243,571	17,055,968	–	40,299,539
Total Investments, at fair value	$1,720,751,200	$101,036,229	$27,812,705	$1,849,600,134

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2022:

Investments, at fair value	Fair Value at March 31, 2022	Valuation Technique(s)*	Significant Unobservable Input(s)	Value or Range of Input(s)	Weighted Average of Inputs***	Impact to Valuation from an Increase in Input****
Common Stocks	$13,076,470	Market Approach	Recent Comparable Transaction Price(s)	-**	-**	-**
		Market Approach	Discount for lack of marketability	10%	10%	Decrease
		Market Approach	Enterprise Value to Sales Multiple	5.5x - 6.6x	5.5x - 6.6x	Increase
		Market Approach	Enterprise Value to Gross Profit Multiple	25.2x-33.8x	25.2x-33.8x	Increase
		Market Approach	Whole Company Price to Earnings Multiple	8.8x-18.8x	8.8x-18.8x	Increase

Preferred Stocks	$14,736,235	Market Approach	Recent Comparable Transaction Price(s)	-**	-**	-**
		Market Approach	Enterprise Value to Sales Multiple	3.3x - 6.2x	3.3x - 6.2x	Increase
		Market Approach	Enterprise Value to Gross Profit Multiple	0.7x	0.7x	Increase
		Market Approach	Discount for lack of marketability	10%	10%	Decrease
		Market Approach	Enterprise Value to EBITDA Multiple	4.3x	4.3x	Increase
		Market Approach	Discount for uncertainty	30%	30%	Decrease
Total Investments, at fair value	$27,812,705

* Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.

** No quantitative unobservable inputs significant to the valuation technique were created by the Portfolio's management.

*** Unobservable inputs were weighted by the relative fair value of the instruments.

**** Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in signficantly higher or lower fair value measurements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended March 31, 2022:

	Common Stocks	Preferred Stocks	Total
Assets:
Beginning balance at December 31, 2021	$16,502,888	$16,042,676	$32,545,564
Purchases	-	-	-
Sales	-	-	-
Total realized gain (loss)	-	-	-
Net change in unrealized appreciation (depreciation)*****	(3,426,418)	(1,306,441)	(4,732,859)
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Ending balance at March 31, 2022	$13,076,470	$14,736,235	$27,812,705
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of March 31, 2022*****	$(3,426,418)	$(1,306,441)	$(4,732,859)

***** Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at March 31, 2022 may be due to securities no longer held or categorized as Level 3 at period end.

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

At March 31, 2022, VY® T. Rowe Price Growth Equity Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Ant International Co., Limited- Class C	6/7/2018	$6,364,043	$4,758,788
Aurora Innovation, Inc. Lockup Shares	3/1/2019	1,506,258	1,918,778
GM Cruise Holdings, LLC - Class F	5/7/2019	2,914,525	4,208,095
Magic Leap, Inc. - Class A	1/20/2016	3,824,971	151,138
Maplebear, Inc., dba Instacart	8/7/2020	590,711	1,223,904
Maplebear, Inc., dba Instacart - Non-Voting	8/7/2020	30,858	63,936
Maplebear, Inc., dba Instacart - Series A	11/18/2020	113,177	178,080
Maplebear, Inc., dba Instacart - Series G	7/2/2020	1,252,121	2,499,456
Nuro, Inc. - Series C	10/30/2020	1,735,518	2,771,292
Rappi, Inc. - Series E	9/8/2020	2,299,446	2,183,368
Rivian Automotive, Inc. Lockup Shares	12/23/2019	20,686,703	64,976,222
Sila Nanotechnologies, Inc., Series F	1/7/2021	1,535,389	1,159,555
Stripe, Inc. - Class B	12/17/2019	807,094	2,112,641
Waymo LLC., Series A-2	5/8/2020	$1,625,552	$1,736,389
		$45,286,366	$89,941,642

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,265,635,945.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$668,066,048
Gross Unrealized Depreciation	(84,032,954)
Net Unrealized Appreciation	$584,033,094